LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
SCHEDULE OF LEASE COST AND SUPPLEMENTAL LEASE INFORMATION

The following table presents net lease cost and other supplemental lease information:

	June 30,	December 31,
	2025	2024
Lease cost
Operating lease cost (cost resulting from lease payments)	$214,995	$403,109
Net lease costs	$214,995	$403,109

Operating lease - operating cash flows (fixed payments)	$214,995	$403,109
Operating lease - operating cash flows (liability reduction)	$189,689	$334,254
Non-current leases - right-of-use assets	$455,925	$634,269
Current liabilities - operating lease liabilities	$228,536	$363,102
Non-current liabilities - operating lease liabilities	$250,002	$305,125

The following table presents net lease cost and other supplemental lease information:

	2024	2023
Lease cost
Operating lease cost (cost resulting from lease payments)	$403,109	$322,102
Net lease costs	$403,109	$322,102

Operating lease - operating cash flows (fixed payments)	$403,109	$322,102
Operating lease - operating cash flows (liability reduction)	$334,254	$254,945
Non-current leases - right-of-use assets	$634,269	$972,663
Current liabilities - operating lease liabilities	$363,102	$334,255
Non-current liabilities - operating lease liabilities	$305,125	$668,228

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

Future minimum payments under non-cancellable leases for operating leases for the remaining terms of the leases following the six months ended June 30, 2025, are as follows:

Fiscal Year	Operating Leases
2025	$191,995
2026	140,163
2027	144,227
2028	60,809
Total future minimum lease payments	$537,194
Amount representing interest	(58,656)
Present value of net future minimum lease payments	$478,538

Future minimum payments under non-cancelable leases for operating leases for the remaining terms of the leases following the year ended December 31, 2024, are as follows:

Fiscal Year	Operating Leases
2025	$406,990
2026	140,163
2027	144,227
2028	60,808
Total future minimum lease payments	$752,188
Amount representing interest	(83,961)
Present value of net future minimum lease payments	$668,227